May 2, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549-1004

ATTN:      Document Control - EDGAR

RE:        American Enterprise Variable Annuity Account
               American Express Endeavor Select(SM) Variable Annuity.
               American Express Innovations(R) Variable Annuity.
               American Express Innovations(R) Select Variable Annuity. American Express Innovations(R) Classic Variable Annuity. American Express Innovations(R) Classic Select Variable Annuity. American Express New Solutions(R) Variable Annuity.
               Evergreen Essential(SM) Variable Annuity.
               Evergreen New Solutions Variable Annuity.
               Evergreen New Solutions Select Variable Annuity.
               Wells Fargo Advantage(R) Select Variable Annuity.
           Post-Effective Amendment No. 24 on Form N-4
           File Nos. 333-92297 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,




/s/  Eric Marhoun
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     Eric Marhoun
     General Counsel